AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 26, 2015

File No. 333-198810

File No. 812-22998

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 1	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 4	/X/

CSOP ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2801-2803, Two Exchange Square, 8 Connaught Place, Central

Hong Kong

(Address of Principal Executive Offices, Zip Code)

852 3406-5628

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copy to:

Richard F. Morris, Esquire

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

It is proposed that this filing become effective (check appropriate box)

/X/ Immediately upon filing pursuant to paragraph (b)
/ / On [date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates solely to the CSOP FTSE China A50 ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-198810 to be signed on its behalf by the undersigned, thereunto duly authorized, in Hong Kong on the 26th day of March, 2015.

CSOP ETF TRUST

By: *
Chen Ding, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee and President	March 26, 2015
Chen Ding

*	Trustee	March 26, 2015
Chen Chia Ling

*	Trustee	March 26, 2015
Karl Otto Hartmann

*	Treasurer & Principal Financial Officer	March 26, 2015
Monique Labbe

*	Principal Executive Officer	March 26, 2015
Kaison Luk

*By:	/s/ Michelle Wong
Michelle Wong
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase